Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new interpretation that are mandatorily effective for the current year	12 Months Ended
Dec. 31, 2022
Amendments to IFRS 3, ‘Reference to the conceptual framework’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new interpretation that are mandatorily effective for the current year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 3, ‘Reference to the conceptual framework’
Effective date issued by IASB	January 1, 2022
Amendments to IAS 16, ‘Property, plant and equipment: proceeds before intended use’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new interpretation that are mandatorily effective for the current year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 16, ‘Property, plant and equipment: proceeds before intended use’
Effective date issued by IASB	January 1, 2022
Amendments to IAS 37, ‘Onerous contracts – cost of fulfilling a contract’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new interpretation that are mandatorily effective for the current year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 37, ‘Onerous contracts – cost of fulfilling a contract’
Effective date issued by IASB	January 1, 2022
Annual improvements to IFRS Standards 2018 – 2020 [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new interpretation that are mandatorily effective for the current year [Line Items]
New Standards, Interpretations and Amendments	Annual improvements to IFRS Standards 2018 – 2020
Effective date issued by IASB	January 1, 2022